Stock-Based Compensation - Schedule of Stock Option Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding balances at beginning of period (in shares)	0
Options granted (in shares)	224,638
Options exercised (in shares)	(39,480)
Options forfeited (in shares)	(15,990)
Options expired (in shares)	0
Outstanding balances at end of period (in shares)	169,168
Options exercisable at end of period (in shares)	138,436
Options vested and expected to vest at end of period (in shares)	169,168
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding balances at beginning of period (in dollars per share)	$ 0
Options granted (in dollars per share)	1.20
Options exercised (in dollars per share)	0.58
Options forfeited (in dollars per share)	1.46
Options expired (in dollars per share)	0
Outstanding balances at the end of period (in dollars per share)	1.32
Options exercisable at end of period (in dollars per share)	0.97
Options vested and expected to vest at end of period (in dollars per share)	$ 1.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 1,402
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 1,655
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	5 years 6 months